Loss Per Share - Disclosure of Detailed Information about Anti Dilutive Securities Excluded from Computation of Diluted Loss Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Series A1 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts			1,320,576
Series A2 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts			733,712
Series B Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts			2,973,530
Series C Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts			2,564,500
Exchange Ratio of 0.071679 [Member] | Series A1 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts			94,658
Exchange Ratio of 0.071679 [Member] | Series A2 Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts			52,592
Exchange Ratio of 0.071679 [Member] | Series B Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts			213,140
Exchange Ratio of 0.071679 [Member] | Series C Preferred Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts			183,821
Unvested Restricted Shares [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts			69,302
Unvested Restricted Shares [Member] | Exchange Ratio of 0.071679 [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts			4,967
Share Options [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	186,366	119,071	1,359,797
Share Options [Member] | Exchange Ratio of 0.071679 [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	186,366	119,071	97,296
Apollomics Private Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	619,400	619,400
Apollomics Private Warrants [Member] | Exchange Ratio of 0.071679 [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	619,400	619,400
Apollomics Public Warrants [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	10,350,000	10,350,000
Apollomics Public Warrants [Member] | Exchange Ratio of 0.071679 [Member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	10,350,000	10,350,000
Penny Warrants [member]
Earnings per share [line items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amounts	75	575